Prepaid expenses	12 Months Ended
Dec. 31, 2017
Prepaid expenses
Prepaid expenses

Note 15—Prepaid expenses

Accounting policies

        Prepaid expenses comprise amounts paid in respect of goods or services to be received in subsequent financial periods. Prepayments are measured at cost and are tested for impairment at the balance sheet date.